Income Taxes	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Income Taxes
8.	Income Taxes

The effective tax rate was 27% and 34% for the two quarterly periods ended March 30, 2013 and March 31, 2012, respectively. A reconciliation of income tax benefit, computed at the federal statutory rate, to income tax benefit, as provided for in the financial statements, is as follows:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Income tax benefit computed at statutory rate	$1	$3	$(4)	$(15)
State income tax benefit, net of federal taxes	—	1	—	(1)
Change in valuation allowance	1	—	1	1
Other	—	—	—	—

Income tax expense (benefit)	$2	$4	$(3)	$(15)

8.	Income Taxes

The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes.

Significant components of income tax expense (benefit) for the fiscal years ended 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Current
United States
Federal	$(3)	$—	$—
State	—	1	3
Non-U.S.	4	3	—

Current income tax provision	1	4	3
Deferred:
United States
Federal	3	(57)	(38)
State	(1)	7	(11)
Non-U.S.	(1)	(1)	(3)

Deferred income tax expense (benefit)	1	(51)	(52)

Expense (benefit) for income taxes	$2	$(47)	$(49)

U.S. income (loss) from continuing operations before income taxes was $2, $(342), and $(140) for fiscal 2012, 2011, and 2010, respectively. Non-U.S. income (loss) from continuing operations before income taxes was $2, $(4), and $(22) for fiscal 2012, 2011, and 2010, respectively.

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal 2012, 2011, and 2010 are as follows:

	2012	2011	2010
U.S. Federal income tax benefit at the statutory rate	$1	$(121)	$(57)
Adjustments to reconcile to the income tax provision:
U.S. State income tax expense, net of valuation allowance	(1)	8	(8)
Impairment of goodwill	—	58	—
Permanent differences	1	1	2
Transaction costs	—	1	3
Changes in foreign valuation allowance	1	3	3
Rate differences between U.S. and foreign	1	1	4
Other	(1)	2	4

Expense (benefit) for income taxes	$2	$(47)	$(49)

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability as of fiscal 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$4	$4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15

Total deferred tax assets	495	514
Valuation allowance	(51)	(43)

Total deferred tax assets, net of valuation allowance	444	471

Deferred tax liabilities:
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4

Total deferred tax liabilities	645	626

Net deferred tax liability	$(201)	$(155)

In the United Sates the Company had $911 of Federal net operating loss carryforwards, which will be available to offset future taxable income. As of fiscal year-end 2012, the Company had foreign net operating loss carryforwards of $129, which will be available to offset future taxable income. If not used, the Federal net operating loss carryforwards will expire in future years beginning 2026 through 2031. AMT credit carryforwards totaling $9 are available to the Company indefinitely to reduce future years’ Federal income taxes.

The Company believes that it will not generate sufficient future taxable income to realize the tax benefits in certain foreign jurisdictions related to the deferred tax assets. The Company also has certain state net operating losses that may expire before they are fully utilized. Therefore, the Company has provided a full valuation allowance against certain of its foreign net operating losses and a valuation allowance against certain of its state net operating losses included within the deferred tax assets.

Prior changes in ownership have created limitations under Sec. 382 of the internal revenue code on annual usage of net operating loss carryforwards. However, the Company’s Federal net operating loss carryforwards are available for immediate use. As part of the effective tax rate calculation, if we determine that a deferred tax asset arising from temporary differences is not likely to be utilized, we will establish a valuation allowance against that asset to record it at its expected realizable value. The Company has not provided a valuation allowance on its Federal net operating loss carryforwards in the United States because it has determined that future reversals of its temporary taxable differences will occur in the same periods and are of the same nature as the temporary differences giving rise to the deferred tax assets. Our valuation allowance against deferred tax assets was $51 and $43 as of fiscal year-end 2012 and 2011, respectively, related to the foreign operating loss carryforwards, U.S. State operating loss carryforwards, and foreign tax credit carryforwards. The Company paid cash taxes of $2, $2 and $3 in fiscal 2012, 2011, and 2010, respectively.

Uncertain Tax Positions

We adopted the provisions of the Income Taxes standard of the Codification. This interpretation clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with guidance provide by FASB and prescribes a recognition threshold of more-likely-than-not to be sustained upon examination. Our policy to include interest and penalties related to gross unrecognized tax benefits within our provision for income taxes did not change. There was no adjustment to retained earnings upon adoption.

The following table summarizes the activity related to our gross unrecognized tax benefits from year-end fiscal 2011 to year-end fiscal 2012:

	2012	2011
Beginning unrecognized tax benefits	$33	$34
Gross increases—tax positions in prior periods	2	3
Gross decreases—tax positions in prior periods	(25)	(4)
Gross increases—from acquisitions	—	2
Gross increases—current period tax positions	—	1
Settlements	—	(2)
Lapse of statute of limitations	(2)	(1)

Ending unrecognized tax benefits	$8	$33

The $25 gross decrease of tax positions related to prior periods and did not have a material impact on our effective tax rate due to a similar decrease in the related deferred tax asset.

The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate was $5 for fiscal year-end 2011 and 2012.

As of fiscal year-end 2012, we had $1 accrued for payment of interest and penalties related to our uncertain tax positions. Our penalties and interest related to uncertain tax positions are included in income tax expense.

We and our subsidiaries are routinely examined by various taxing authorities. Although we file U.S. Federal, U.S. State, and foreign tax returns, our major tax jurisdiction is the U.S. The IRS has completed an examination of our 2003 tax year. The Company is currently under examination by the IRS for U.S. Federal tax years 2010 and 2011. Our 2004—2009 tax years remain subject to examination by the IRS. There are various other on-going audits in various other jurisdictions that are not material to our financial statements.

As of the end of fiscal 2012, we had unremitted earnings from foreign subsidiaries including earnings that have been or are intended to be permanently reinvested for continued use in foreign operations, accordingly, no provision for US Federal or State income taxes has been provided thereon. If distributed, those earnings would result in additional income tax expense at approximately the U.S. statutory rate. Determination of the amount of unrecognized deferred US income tax liability is not practicable due to the complexities associated with its hypothetical calculation nor is it considered to be material. We have identified non U.S. funds from Germany, Australia, Malaysia and India that are not permanently reinvested and have recognized deferred tax liabilities for additional tax expense that we expect to incur upon repatriation of earnings that are not sourced from previously taxed income.